Derivitives and Hedging Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
DERIVATIVES AND HEDGING INSTRUMENTS

SunEdison Semiconductor’s derivatives and hedging activities consist of:

		Assets (Liabilities) Fair Value
In millions	Balance Sheet Location	As of December 31, 2014	As of December 31, 2013
Derivatives not designated as hedging:
Currency forward contracts (1)	Prepaid and other current assets	$0.2	$—
Currency forward contracts (1)	Accrued liabilities	$(0.9)	$(3.1)
(1) Currency forward contracts are recorded in the consolidated balance sheet at fair value using Level 1 inputs.

		Losses
		Year Ended December 31,
In millions	Statement of Operations Location	2014	2013	2012
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$2.0	$14.3	$5.2

We utilize currency forward contracts to mitigate financial market risks of fluctuations in foreign currency exchange rates. We do not use derivative financial instruments for speculative or trading purposes. Gains and losses on these foreign currency exposures are generally offset by corresponding losses and gains on the related hedging instruments, reducing the net exposure to SunEdison Semiconductor. A substantial portion of our revenue and capital spending is transacted in the U.S. dollar. However, we do enter into transactions in other currencies, primarily the Japanese yen, euro, and South Korean won. We have established transaction-based hedging programs to protect against reductions in value and volatility of future cash flows caused by changes in foreign exchange rates. Our hedging programs reduce, but do not always eliminate, the impact of foreign currency exchange rate movements. We may have outstanding contracts with several major financial institutions for these hedging transactions at any point in time. Our maximum credit risk loss with these institutions is limited to any gain on our outstanding contracts. These currency forward contracts had net notional amounts of $65.1 million and $222.5 million as of December 31, 2014 and 2013, respectively, and are accounted for as economic hedges, for which hedge accounting was not applied.